Significant accounting judgements and estimation uncertainty	12 Months Ended
Dec. 31, 2019
Disclosure Of Changes In Accounting Estimates [Abstract]
Significant accounting judgements and estimation uncertainty
3.	Significant accounting judgements and estimation uncertainty

The preparation of these consolidated financial statements requires the use of judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities and the accompanying disclosures. The uncertainty that is often inherent in estimates and assumptions could result in material adjustments to assets or liabilities affected in future periods.

Significant judgments

Going concern - In assessing whether the going concern assumption is appropriate and whether there are material uncertainties that may cast significant doubt about the Company’s ability to continue as a going concern, management must estimate future cash flows for a period of at least twelve months following the end of the reporting period by considering relevant available information about the future. Management has considered a wide range of factors relating to expected cash inflows such as whether the Company will earn licensing and milestone revenues, obtain regulatory approval for commercialization of product candidates and potential sources of debt and equity financing available to it. Management has also estimated expected cash outflows such as operating and capital expenditures and debt repayment schedules, including the ability to delay uncommitted expenditures. These cash flow estimates are subject to uncertainty.

Accounting for loan modifications – When the terms of a loan are modified, management must evaluate whether the terms of the loan are substantially different in order to determine the accounting treatment. If they are considered to be substantially different, the modification will be accounted for as a derecognition of the carrying value of the pre-modified loan and the recognition of a new loan at its fair value. Otherwise, the changes will be treated as a modification which will result in adjusting the carrying amount to the present value of the modified cash flows using the original effective interest rate of the loan instrument. In assessing whether the terms of a loan are substantially different, management performs a quantitative analysis of the changes in the cash flows under the previous agreement and the new agreement and also considers other modifications that have no cash flow impact. In the context of the simultaneous modification to the terms of several loans with the same lender, management uses judgment to determine if the cash flow analysis should be performed on the loans in aggregate or individually. Judgment is also used to evaluate the relative importance of additional rights given to the lender such as additional Board of Director seats and the extension of the term of the security compared to the quantitative analysis.

Revenue recognition – The Company enters into revenue agreements from time to time which provide, among other payments, up-front and milestone payments in exchange for licenses and other access to intellectual property. It may also enter into several agreements simultaneously that are different in nature such as license agreements, R&D services, supply and manufacturing agreements. In determining the appropriate method for recognizing revenues in a given contract, management may be required to apply significant judgment including the identification of performance obligations.

Determining whether performance obligations are distinct involves evaluating whether the customer can benefit from the good or service on its own or together with other resources that are readily available to the customer. Once the distinct performance obligations are identified, management must then determine if each performance obligation is satisfied at a point in time or over time. For license agreements, this requires management to assess the level of advancement of the intellectual property being licensed.

Functional currency – The functional currency of foreign subsidiaries is reviewed on an ongoing basis to assess if changes in the underlying transactions, events and conditions have resulted in a change. During the years ended December 31, 2019, 2018 and 2017 no changes were deemed necessary. This assessment is also performed for new subsidiaries. When assessing the functional currency of a foreign subsidiary, management’s judgment is applied in order to determine, amongst other things, the primary economic environment in which an entity operates, the currency in which the activities are funded and the degree of autonomy of the foreign subsidiary from the reporting entity in its operations and financially. Judgment is also applied in determining whether the inter-company loans denominated in foreign currencies form part of the parent Company’s net investment in the foreign subsidiary. Considering such loans as part of the net investment in the foreign subsidiary results in foreign currency translation gains or losses from the translation of these loans being recorded in other comprehensive loss instead of the consolidated statement of operations.

Estimates and assumptions

Fair value of financial instruments – The individual fair values attributed to the different components of a financing transaction, are determined using valuation techniques. Management uses judgment to select the methods used to determine certain inputs/assumptions used in the models and the models used to perform the fair value calculations in order to determine, 1) the values attributed to each component of a transaction at the time of their issuance, 2) the fair value measurements for certain instruments that require subsequent measurement at fair value on a recurring basis and 3) the fair value of financial instruments subsequently carried at amortized cost. When the determination of the fair value of a new loan is required, discounted cash flow techniques which includes inputs that are not based on observable market data and inputs that are derived from observable market data are used. When determining the appropriate discount rates to use, Management seeks comparable interest rates where available. If unavailable, it uses those considered appropriate for the risk profile of a Company in the industry.

The fair value estimates could be significantly different because of the use of judgment and the inherent uncertainty in estimating the fair value of these instruments that are not quoted in an active market.

Leases - The Company determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain that this option will not be exercised.

The Company has the option, under some of its leases to lease the assets for additional terms of up to fifteen years. Judgement is applied in evaluating whether it is reasonably certain that the Company will exercise the option to renew. That is, all relevant factors that create an economic incentive for it to exercise the renewal are considered. After the commencement date, the lease term is reassessed if there is a significant event or change in circumstances that is within the Company’s control and affects its ability to exercise (or not to exercise) the option to renew.

The renewal period is included as part of the lease term for a manufacturing plant lease since the Company estimated it is reasonably certain to exercise due to the importance of this asset to its operations, the limited availability on the market of a similar asset with similar rental terms and the related cost of moving the production equipment to another facility.

Uncertainty over income tax treatments - R&D tax credits for the current period and prior periods are measured at the amount the Company expects to recover, based on its best estimate and judgment, of the amounts it expects to receive from the tax authorities as at the reporting date, either in the form of income tax refunds or refundable grants. However, there are uncertainties as to the interpretation of the tax legislation and regulations, in particular regarding what constitutes eligible R&D activities and expenditures, as well the amount and timing of recovery of these tax credits. In order to determine whether the expenses it incurs are eligible for R&D tax credits, the Company must use judgment and apply to complex techniques, which makes the recovery of tax credits uncertain. As a result, there may be a significant difference between the estimated timing and amount recognized in the consolidated financial statements in respect of tax credits receivable and the actual amount of tax credits received as a result of the tax administrations' review of matters that were subject to interpretation. The amounts recognized in the consolidated financial statements are based on the best estimates of the Company and in its best possible judgment, as noted above.

Assessing the recoverable amount of long-lived assets - The Company evaluates the recoverable value of long-lived assets when indicators of impairment arise or as part of the annual impairment test, if they are intangible assets not yet available for use. The recoverable value is the higher of the value in use and the fair value less cost to sell.

Long-lived assets include capital assets and intangible assets such as licenses and other rights and some of these rights are considered not available for use.

When calculating the value in use, Management must make estimates and assumptions regarding the estimated future cash flows and their timing including the amount and timing of the capital expenditure investments necessary to increase manufacturing capacities, to bring the facilities to Good Manufacturing Practices (“GMP”) standards, timing of production capacities coming on-line, production costs, ongoing research and clinical trial expenses, market penetration and selling prices for the Company’s product candidates, if approved, and, the date of approval of the product candidates for commercial sale, if any. The future cash flows are estimated using a five-year projection of cash flows before taxes which are based on the most recent budgets and forecasts available to the Company. If the projections include revenues in the fifth year, then this year is extrapolated, using an expected annual growth rate. The estimated cash flows are then discounted to their net present value using a pre-tax discount rate that includes a risk premium specific to the line of business.

When calculating the fair value less cost to sell of an asset or a group of assets for which selling price information for comparable assets are not readily available, Management also must make assumptions regarding the value it may recuperate from its sale.

During the year ended December 31, 2019 and 2018, as a result of strategic decisions made by the Company on the areas where it would focus its resources, several impairments recorded on intangible assets (note 25).

Expense recognition of restricted share units – The RSU expense recognized for RSU in which the performance conditions have not yet been met, is based on an estimation of the probability of successful achievement of a number of performance conditions, many of which depend on research, regulatory process and business development outcomes which are difficult to predict, as well as the timing of their achievement. The final expense is only determinable when the outcome is known.

Valuation of deferred income tax assets – To determine the extent to which deferred income tax assets can be recognized, management estimates the amount of probable future taxable profits that will be available against which deductible temporary differences and unused tax losses can be utilized. Management exercises judgment to determine the extent to which realization of future taxable benefits is probable, considering the history of taxable profits, budgets and forecasts and availability of tax strategies.